Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases three separate facilities under non-cancelable operating agreements expiring on December 31, 2021, October 31, 2022 and December 31, 2022, respectively. Rent expense is recognized on the straight-line method over the life of the lease and was approximately $0.1 million for the three months ended March 31, 2021 and 2020, respectively. Rent expense is included in selling, general and administrative expenses on the statements of operations.

The Company also leased telemedicine and office equipment under various non-cancelable operating leases through February 2021. Rent expense under these leases was less than $0.1 million for the three months ended March 31, 2021 and 2020, respectively, and included in cost of revenues on the statements of operations.

There was no sublease income for the three months ended March 31, 2021 and 2020. There were no future minimum sublease payments to be received under non-cancelable subleases as of March 31, 2021.

The following reflects the future minimum non-cancelable lease payments required under the above operating leases (in thousands):

Years ending December 31,	Amount
2021	$497
2022 and thereafter	164

Contingencies

The Company is involved in litigation and legal matters which have arisen in the normal course of business, including but not limited to medical malpractice matters. Although the ultimate results of these matters are not currently determinable, management does not expect that they will have a material adverse effect on the Company's consolidated statements of financial position, results of operations, or cash flows.

21.	COMMITMENTS AND CONTINGENCIES

Commitments

In 2020, the Company leased three separate facilities under non-cancelable operating agreements expiring on September 30, 2020, December 31, 2021, and October 31, 2022, respectively. The lease agreement expired in September 2020 was not renewed. Rent expense is recognized on the straight-line method over the life of the lease and was approximately $0.6 million and $0.7 million for the years ended December 31, 2020 and 2019, respectively. Rent expense is included in selling, general and administrative expenses on the statements of operations.

The Company also leased telemedicine and office equipment under various non-cancelable operating leases through February 2021. Rent expense under these leases was less than $0.1 million and $0.2 million for the years ended December 31, 2020 and 2019, respectively, and included in cost of revenues on the statements of operations. The Company also leased office equipment under various non-cancelable operating leases through December 2019. Rent expense under these leases was $0 million and less than $0.1 million for the years ended December 31, 2020 and 2019, respectively, and included in selling, general and administrative expenses on the statements of operations.

There was no sublease income for the years ended December 31, 2020 and 2019. There were no future minimum sublease payments to be received under non-cancelable subleases as of September 30, 2020.

The following reflects the future minimum non-cancelable lease payments required under the above operating leases (in thousands):

Years ending December 31,	Amount
2021	$543
2022 and thereafter	33

Contingencies

The Company is involved in litigation and legal matters which have arisen in the normal course of business, including but not limited to medical malpractice matters. Although the ultimate results of these matters are not currently determinable, management does not expect that they will have a material adverse effect on the Company's consolidated statements of financial position, results of operations, or cash flows.